Pay vs Performance Disclosure	12 Months Ended
	Apr. 28, 2023 USD ($)	Apr. 29, 2022 USD ($)	Apr. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table

Year(1)	Summary Compensation Table (SCT) Paid to Martha (2)	Compensation Actually Paid (CAP) Paid to Martha (3)	Summary Compensation Table (SCT) Paid to Ishrak (2)	Compensation Actually Paid (CAP) Paid to Ishrak (3)	Average SCT Total for Other NEOs (2)	Average CAP to Other NEOs (3)	Value of Initial Fixed $100 Investment Based on(4):		Net Income Attribu-table to Medtronic	Organic Revenue Growth (5)
							TSR (MDT)	Peer Group TSR

2023	$15,394,633	$3,321,325	n/a	n/a	$5,392,087	$843,886	$98.97	$131.43	$3,758	2.1%
2022	$17,861,949	$2,950,145	n/a	n/a	$7,628,327	$2,907,405	$109.87	$123.71	$5,039	5.5%
2021	$17,507,326	$30,651,481	$8,348,288	$16,158,120	$7,864,709	$13,930,588	$134.80	$132.61	$3,606	3.0%

Company Selected Measure Name	Revenue Growth
Named Executive Officers, Footnote
(1) The Chief Executive Officer (“CEO”) and named officers for the applicable years were as follows:
•FY23: Geoffrey S. Martha served as the Company’s CEO for the entirety of FY23. The Company’s other named officers for FY23 were: Karen L. Parkhill; Sean M. Salmon; Rob ten Hoedt; and Robert J. White.
•FY22: Geoffrey S. Martha served as the Company’s CEO for the entirety of FY22. The Company’s other named officers for FY22 were: Karen L. Parkhill; Ivan Fong; Robert J. White; Rob ten Hoedt; and Bradley E. Lerman.
•FY21: Geoffrey S. Martha was appointed CEO from President effective April 27, 2020 (CEO), Omar Ishrak retired from the position CEO effective April 26, 2020 and transitioned to the role of Executive Chairman effective April 27, 2020 and retired as Executive Chairman effective December 11, 2020. The Company’s other named officers for FY21 were: Karen L. Parkhill; Bradley E. Lerman; Robert J. White; Richard E. Kuntz; and Michael J. Coyle.

Peer Group Issuers, Footnote	(4) The Peer Group TSR in the table utilizes the S&P 500 Health Care Index (S&P 500 Health Care Index), which the company also utilizes in the stock performance graph required by Item 201(e) of Regulation S-K included in the 2023 Form 10-K. The comparison assumes $100 (including reinvested dividends) was invested for the period starting April 24, 2020 through April 28, 2023 (i) the company and (ii) the S&P 500 Health Care Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote

Adjustments	2023		2022		2021
	Geoff Martha	Other NEOs(a)	Geoff Martha	Other NEOs(a)	Geoff Martha	Omar Ishrak	Other NEOs(a)

Total from Summary Compensation Table (b)	$15,394,633	$5,392,087	$17,861,949	$7,628,327	$17,507,326	$8,348,288	$7,864,709
Adjustments for defined benefit and actuarial plans
Subtract: Change in Actuarial Present Value reported under the “Change in Pension	$—	$(169,064)	$—	$(43,448)	$—	$(46,223)	$—
Add:“Service Cost” for Pension Plans	$—	$65,036	$—	$36,654	$—	$220,000	$—
Adjustments for stock and options awards
Subtract: Grant date fair value of option and stock awards granted in the fiscal year	$(13,601,045)	$(4,208,643)	$(13,512,795)	$(5,759,881)	$(13,415,762)	$(2,529,970)	$(5,022,761)
Add: Fair value at fiscal year end of outstanding and unvested option and stock awards granted in the fiscal year (c)	$12,988,510	$4,004,121	$8,542,744	$4,220,707	$22,572,320	$—	$7,351,143
Add/Subtract: Year-over-Year change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years (d)	$(7,796,433)	$(2,584,074)	$(9,863,245)	$(2,768,446)	$4,159,382	$3,172,281	$2,795,957
Add: Vesting date fair value of option and stock awards granted and vesting during the fiscal year (e)	$—	$13,896	$—	$116,722	$—	$3,960,645	$778,078
Add/Subtract: Change as of the vesting date (from the end of the prior fiscal year) in fair value of option and stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year, less the fair value (as of end of prior fiscal year) of prior year awards that failed to vest (f)	$(3,664,339)	$(1,669,474)	$(78,508)	$(523,230)	$(171,785)	$3,033,099	$163,462
Total Impact: Adjustments for option and stock awards	$(12,073,308)	$(4,444,174)	$(14,911,804)	$(4,714,128)	$13,144,155	$7,636,056	$6,065,879
Compensation Actually Paid	$3,321,325	$843,886	$2,950,145	$2,907,405	$30,651,481	$16,158,120	$13,930,588

a.Amounts are averages for the NEOs (excluding CEOs) for each fiscal year
b.Represents Total Compensation as reported in the Summary Compensation Table for each fiscal year
c.Represents the aggregate fair value as of each fiscal year-end of outstanding and unvested option and stock awards granted during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
d.Represents the aggregate change in fair value during each fiscal year of the outstanding and unvested option and stock awards granted in prior fiscal years and held as of the last day of the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
e.Represents the aggregate fair value as of the vesting date of for each option and stock award that was granted and vested during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
f.Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option and stock award that was granted in a prior fiscal year and which vested during the covered fiscal year, less the fair value as of the end of the prior fiscal year of option and stock awards that were granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year, in each case computed in accordance with the Company’s methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 5,392,087	$ 7,628,327	$ 7,864,709
Non-PEO NEO Average Compensation Actually Paid Amount	$ 843,886	2,907,405	13,930,588
Adjustment to Non-PEO NEO Compensation Footnote	(3) Amounts reported in this column represent the amount of “Compensation Actually Paid” or “CAP” as computed per SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the individual(s) during the applicable fiscal year. The following table summarizes the adjustments made to total compensation in accordance with Item 402(v) of Regulation S-K in order to determine the compensation amounts shown in the table above as being “Compensation Actually Paid”.
Compensation Actually Paid vs. Total Shareholder Return
The chart below reflects the relationship between Mr. Martha, Mr. Ishrak and Average NEO’s CAP versus Medtronic’s TSR and the Peer Group TSR over the three most recently completed fiscal years with TSR calculated in accordance with the methodology described above.

Compensation Actually Paid vs. Net Income	The chart below reflects the relationship between Mr. Martha, Mr. Ishrak and Average NEO’s CAP versus the GAAP Net Income Attributable to Medtronic over the three most recently completed fiscal years.
Compensation Actually Paid vs. Company Selected Measure	The chart below reflects the relationship between Mr. Martha, Mr. Ishrak and Average NEO’s CAP versus Medtronic’s Organic Revenue Growth over the three most recently completed fiscal years.
Total Shareholder Return Amount	$ 98.97	109.87	134.80
Peer Group Total Shareholder Return Amount	131.43	123.71	132.61
Net Income (Loss)	$ 3,758	$ 5,039	$ 3,606
Company Selected Measure Amount	0.021	0.055	0.030
Additional 402(v) Disclosure	(2) Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the named officer served as CEO in the case of Messrs. Martha and Ishrak and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s named officers other than the individual serving as CEO for all or a portion of such years.(5) The company selected organic revenue growth as the most important financial performance measure that is not otherwise required to be disclosed in the table used to link compensation actually paid to our NEOs including our CEO for the most recently completed fiscal year to the company’s performance. Organic revenue growth represents FY23 revenue in comparison to FY22 revenue at constant currencies adjusted for significant acquisitions and divestitures. Top line Revenue Growth (constant currency) continues to be a key driver of shareholder value.
Martha [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,394,633	$ 17,861,949	$ 17,507,326
PEO Actually Paid Compensation Amount	3,321,325	2,950,145	30,651,481
Ishrak [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			8,348,288
PEO Actually Paid Compensation Amount			16,158,120
Geoff Martha [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	15,394,633	17,861,949	17,507,326
PEO Actually Paid Compensation Amount	3,321,325	2,950,145	30,651,481
Adjustment to Compensation, Amount	(12,073,308)	(14,911,804)	13,144,155
Geoff Martha [Member] | Subtract: Change in Actuarial Present Value Reported Under The “Change in Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Geoff Martha [Member] | Add:“Service Cost” For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Geoff Martha [Member] | Subtract: Grant Date Fair Value Of Option And Stock Awards Granted In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,601,045)	(13,512,795)	(13,415,762)
Geoff Martha [Member] | Add: Fair Value At Fiscal Year End Of Outstanding And Unvested Option And Stock Awards Granted In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,988,510	8,542,744	22,572,320
Geoff Martha [Member] | Add/Subtract: Year-Over-Year Change In Fair Value Of Outstanding And Unvested Option And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,796,433)	(9,863,245)	4,159,382
Geoff Martha [Member] | Add: Vesting Date Fair Value Of Option And Stock Awards Granted And Vesting During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Geoff Martha [Member] | Change Vesting Date In Fair Value Of Option And Stock Awards Granted In Any Prior Fiscal year For Which Vesting Conditions Were Satisfied During the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,664,339)	(78,508)	(171,785)
Other NEOs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	5,392,087	7,628,327	7,864,709
PEO Actually Paid Compensation Amount	843,886	2,907,405	13,930,588
Adjustment to Compensation, Amount	(4,444,174)	(4,714,128)	6,065,879
Other NEOs [Member] | Subtract: Change in Actuarial Present Value Reported Under The “Change in Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(169,064)	(43,448)	0
Other NEOs [Member] | Add:“Service Cost” For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,036	36,654	0
Other NEOs [Member] | Subtract: Grant Date Fair Value Of Option And Stock Awards Granted In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,208,643)	(5,759,881)	(5,022,761)
Other NEOs [Member] | Add: Fair Value At Fiscal Year End Of Outstanding And Unvested Option And Stock Awards Granted In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,004,121	4,220,707	7,351,143
Other NEOs [Member] | Add/Subtract: Year-Over-Year Change In Fair Value Of Outstanding And Unvested Option And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,584,074)	(2,768,446)	2,795,957
Other NEOs [Member] | Add: Vesting Date Fair Value Of Option And Stock Awards Granted And Vesting During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,896	116,722	778,078
Other NEOs [Member] | Change Vesting Date In Fair Value Of Option And Stock Awards Granted In Any Prior Fiscal year For Which Vesting Conditions Were Satisfied During the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,669,474)	$ (523,230)	163,462
Omar Ishrak [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			8,348,288
PEO Actually Paid Compensation Amount			16,158,120
Adjustment to Compensation, Amount			7,636,056
Omar Ishrak [Member] | Subtract: Change in Actuarial Present Value Reported Under The “Change in Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(46,223)
Omar Ishrak [Member] | Add:“Service Cost” For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			220,000
Omar Ishrak [Member] | Subtract: Grant Date Fair Value Of Option And Stock Awards Granted In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,529,970)
Omar Ishrak [Member] | Add: Fair Value At Fiscal Year End Of Outstanding And Unvested Option And Stock Awards Granted In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Omar Ishrak [Member] | Add/Subtract: Year-Over-Year Change In Fair Value Of Outstanding And Unvested Option And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,172,281
Omar Ishrak [Member] | Add: Vesting Date Fair Value Of Option And Stock Awards Granted And Vesting During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,960,645
Omar Ishrak [Member] | Change Vesting Date In Fair Value Of Option And Stock Awards Granted In Any Prior Fiscal year For Which Vesting Conditions Were Satisfied During the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 3,033,099